Inx Token Warrant Liability - Schedule of INX Token of Warrant Liability Composition (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INX Token warrant liability:
Warrants granted to employees, advisors and service providers		$ 660